Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000132735 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class 1/JRLDX) returned 6.89% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	6.89%	4.55%	5.61%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 73,777,168
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228330 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class A/JHANX) returned 6.50% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class A/JHANX)	1.21%	3.18%	4.91%
2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge	6.50%	4.24%	5.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 73,777,168
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132740 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R4/JRLFX) returned 6.78% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	6.78%	4.38%	5.47%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 73,777,168
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132742 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R6/JRLHX) returned 6.93% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	6.93%	4.59%	5.65%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2010 Index	7.67%	4.83%	5.58%
John Hancock 2010 Lifetime Index	7.26%	4.89%	5.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 73,777,168
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,777,168
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.5%
Fixed income	31.3%
Equity	12.2%
Unaffiliated investment companies	47.8%
Fixed income	28.6%
Equity	18.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	8.7%
U.S. Government	8.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132750 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class 1/JRLIX) returned 7.19% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	7.19%	4.95%	6.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 98,332,017
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228331 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class A/JHAOX) returned 6.91% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class A/JHAOX)	1.58%	3.57%	5.34%
2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge	6.91%	4.64%	5.88%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 98,332,017
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132747 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R4/JRLKX) returned 7.00% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	7.00%	4.74%	5.87%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 98,332,017
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132749 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R6/JRLLX) returned 7.34% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets portfolio—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	7.34%	5.01%	6.08%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2015 Index	7.87%	5.29%	6.06%
John Hancock 2015 Lifetime Index	7.58%	5.29%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 98,332,017
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$98,332,017
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.2%
Fixed income	29.2%
Equity	17.0%
Unaffiliated investment companies	46.5%
Fixed income	25.6%
Equity	19.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	7.3%
U.S. Government	7.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132751 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class 1/JRLOX) returned 7.74% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	7.74%	5.44%	6.58%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 322,115,657
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228332 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class A/JHAPX) returned 7.26% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class A/JHAPX)	1.88%	4.04%	5.86%
2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge	7.26%	5.11%	6.41%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 322,115,657
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132756 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R4/JRLPX) returned 7.54% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	7.54%	5.22%	6.40%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 322,115,657
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132758 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R6/JRTAX) returned 7.68% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	7.68%	5.48%	6.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P Target Date 2020 Index	8.35%	5.78%	6.52%
John Hancock 2020 Lifetime Index	7.88%	5.68%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 322,115,657
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$322,115,657
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.9%
Fixed income	26.8%
Equity	22.1%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.4%
Alternative markets	1.0%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132759 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class 1/JRTBX) returned 8.17% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	8.17%	6.19%	7.38%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 765,703,916
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228333 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class A/JHAUX) returned 7.87% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class A/JHAUX)	2.47%	4.82%	6.68%
2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge	7.87%	5.90%	7.23%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 765,703,916
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132764 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R4/JRTDX) returned 8.04% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	8.04%	5.98%	7.22%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 765,703,916
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132766 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R6/JRTFX) returned 8.30% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	8.30%	6.25%	7.43%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2025 Index	9.08%	6.68%	7.25%
John Hancock 2025 Lifetime Index	8.21%	6.42%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 765,703,916
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,703,916
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.7%
Fixed income	24.5%
Unaffiliated investment companies	42.2%
Equity	21.2%
Fixed income	20.0%
Alternative markets	1.0%
U.S. Government and Agency obligations	4.5%
U.S. Government	4.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132767 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class 1/JRTGX) returned 9.60% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	9.60%	7.28%	8.27%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,071,621,482
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228334 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class A/JHAVX) returned 9.21% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class A/JHAVX)	3.74%	5.86%	7.55%
2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge	9.21%	6.96%	8.11%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,071,621,482
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132772 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R4/JRTIX) returned 9.31% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	9.31%	7.06%	8.09%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,071,621,482
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132774 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R6/JRTJX) returned 9.64% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
The fixed-income allocation also contributed | The bond portfolio registered a gain, with notable contributions coming from emerging-markets debt and short-term U.S. Treasury Inflation Protected Securities.
TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Yields on longer-term government bonds rose in the period, weighing on STRIPS’ performance.
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	9.64%	7.34%	8.33%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2030 Index	9.94%	7.83%	8.07%
John Hancock 2030 Lifetime Index	9.31%	7.48%	8.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,071,621,482
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,071,621,482
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.4%
Equity	36.6%
Fixed income	18.8%
Unaffiliated investment companies	41.3%
Equity	25.4%
Fixed income	14.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	3.1%
U.S. Government	3.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132775 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class 1/JRTKX) returned 10.81% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	10.81%	8.40%	9.08%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,094,022,831
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228335 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class A/JHAYX) returned 10.42% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class A/JHAYX)	4.88%	6.97%	8.35%
2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge	10.42%	8.07%	8.91%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,094,022,831
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132780 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R4/JRTMX) returned 10.60% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	10.60%	8.19%	8.91%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,094,022,831
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132782 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R6/JRTNX) returned 10.86% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	10.86%	8.44%	9.13%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2035 Index	11.15%	9.11%	8.93%
John Hancock 2035 Lifetime Index	10.45%	8.62%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,094,022,831
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,094,022,831
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.0%
Equity	43.1%
Fixed income	14.9%
Unaffiliated investment companies	40.6%
Equity	29.7%
Fixed income	9.9%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.4%
U.S. Government	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132783 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class 1/JRTTX) returned 12.04% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	12.04%	9.50%	9.81%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 960,724,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228336 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class A/JHBAX) returned 11.64% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class A/JHBAX)	6.09%	8.07%	9.09%
2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge	11.64%	9.19%	9.65%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,724,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132788 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R4/JRTVX) returned 11.81% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	11.81%	9.30%	9.64%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,724,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132790 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R6/JRTWX) returned 12.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	12.08%	9.56%	9.85%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2040 Index	12.21%	10.18%	9.62%
John Hancock 2040 Lifetime Index	11.84%	9.83%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 960,724,171
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$960,724,171
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.1%
Equity	48.3%
Fixed income	9.8%
Unaffiliated investment companies	40.9%
Equity	33.6%
Fixed income	6.3%
Alternative markets	1.0%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132791 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class 1/JRLQX) returned 13.16% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	13.16%	10.38%	10.22%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 843,176,864
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228337 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class A/JHBEX) returned 12.76% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class A/JHBEX)	7.11%	8.93%	9.49%
2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge	12.76%	10.05%	10.06%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 843,176,864
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132796 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R4/JRLUX) returned 12.97% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	12.97%	10.14%	10.03%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 843,176,864
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132798 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R6/JRLVX) returned 13.19% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the real assets and dedicated sector portfolios—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	13.19%	10.42%	10.27%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2045 Index	13.04%	10.88%	10.07%
John Hancock 2045 Lifetime Index	13.09%	10.78%	11.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 843,176,864
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$843,176,864
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.9%
Equity	54.7%
Fixed income	5.2%
Unaffiliated investment companies	39.3%
Equity	35.1%
Fixed income	3.2%
Alternative markets	1.0%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132799 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class 1/JRLWX) returned 14.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	14.09%	10.74%	10.41%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 717,540,528
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228338 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class A/JHBFX) returned 13.68% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class A/JHBFX)	8.00%	9.29%	9.68%
2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge	13.68%	10.42%	10.25%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 717,540,528
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132804 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R4/JRTYX) returned 13.80% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	13.80%	10.52%	10.23%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 717,540,528
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132806 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R6/JRLZX) returned 14.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	14.14%	10.78%	10.46%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2050 Index	13.28%	11.21%	10.32%
John Hancock 2050 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 717,540,528
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$717,540,528
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138480 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JLKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class 1/JLKZX) returned 14.08% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	14.08%	10.75%	10.40%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 552,159,125
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228341 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class A/JHBJX) returned 13.69% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class A/JHBJX)	8.01%	9.29%	9.67%
2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge	13.69%	10.42%	10.23%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 552,159,125
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138485 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JLKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R4/JLKWX) returned 13.81% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	13.81%	10.50%	10.22%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 552,159,125
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138487 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JLKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R6/JLKYX) returned 14.14% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	14.14%	10.78%	10.45%
S&P 500 Index	15.88%	14.74%	14.60%
S&P Target Date 2055 Index	13.57%	11.35%	10.43%
John Hancock 2055 Lifetime Index	13.96%	11.13%	11.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 552,159,125
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$552,159,125
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167628 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class 1/JRODX) returned 14.09% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class 1/JRODX)	14.09%	10.74%	10.71%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 340,464,898
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228344 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class A/JHBKX) returned 13.63% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class A/JHBKX)	7.97%	9.28%	9.92%
2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge	13.63%	10.40%	10.53%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 340,464,898
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167633 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JHIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R4/JHIKX) returned 13.87% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	13.87%	10.53%	10.55%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 340,464,898
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167635 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JIEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R6/JIEHX) returned 14.19% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	14.19%	10.80%	10.76%
S&P 500 Index	15.88%	14.74%	14.90%
S&P Target Date 2060+ Index	13.55%	11.34%	10.89%
John Hancock 2060 Lifetime Index	13.96%	11.13%	11.65%

Performance Inception Date	Mar. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 340,464,898
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,464,898
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	58.0%
Fixed income	3.7%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221529 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class 1/JAAFX) returned 14.12% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	14.12%	12.23%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 129,734,542
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228345 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class A/JHBLX) returned 13.73% (excluding sales charges) for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class A/JHBLX)	8.04%	10.72%
2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge	13.73%	11.88%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 129,734,542
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221527 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JAAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R4/JAAJX) returned 14.03% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class R4/JAAJX)	14.03%	12.06%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 129,734,542
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221528 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JAAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R6/JAAKX) returned 14.17% for the year ended August 31, 2025. The world financial markets produced robust total returns in the 12-month period that ended on August 31, 2025. Investor sentiment was well supported by the combination of positive global growth, strong corporate earnings, and accommodative central bank policies. Equities logged double-digit gains, albeit with a stretch of volatility in March-April 2025 caused by concerns about the United States’ implementation of tariffs. Bonds also performed well, with the strongest returns coming from higher-yielding market segments.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | All major segments of the equity portfolio—large-, mid-, and small-cap U.S. stocks, international equities, defensive equities, and the dedicated sector portfolio—delivered positive absolute returns.
Certain fixed-income positions | High yield bonds, emerging markets debt, and intermediate-term core bonds all registered gains.
TOP PERFORMANCE DETRACTORS
Overall fixed-income allocation | Despite the positive fixed-income positions mentioned above, the fund holdings in bonds posted a net loss due to a negative return for its position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities).
Non-U.S. small-cap stocks | Although the international equity portfolio produced a gain overall, the fund position in foreign small caps finished with a loss.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	14.17%	12.26%
S&P 500 Index	15.88%	16.18%
S&P Target Date 2060+ Index	13.55%	12.33%
John Hancock 2065 Lifetime Index	13.96%	12.17%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 129,734,542
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$129,734,542
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.1%
Fixed income	3.7%
Unaffiliated investment companies	37.4%
Equity	37.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259692 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JHOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	$2	0.05%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 452,904
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$452,904
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259693 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class A/JHOAX)	$15	0.41%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.41%
Net Assets	$ 452,904
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$452,904
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259691 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JHODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of April 24, 2025 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class R6/JHODX)	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 452,904
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$452,904
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.